SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Property & Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years
Geological Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years